Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Schedule of Foreign Exchange Rates Used for Translation

Below is a table with foreign exchange rates used for translation:

For the year ended December 31, (Average Rate)	2017		2016
Chinese Renminbi (RMB)	RMB	6.7569	RMB	6.6400
United States dollar ($)		$1.0000		$1.0000

As of December 31, (Closing Rate)	2017		2016
Chinese Renminbi (RMB)	RMB	6.5063	RMB	6.9430
United States dollar ($)		$1.0000		$1.0000

Schedule of Estimated Useful Life of Asset

Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Classification	Estimated useful life
Buildings	Over the lease term

Tang Dynasty Investment Group Limited [Member]
Schedule of Foreign Exchange Rates Used for Translation

Below is a table with foreign exchange rates used for translation:

For the year ended December 31, 2017 (Average Rate)	Hong Kong Dollar (HKD)	Chinese Renminbi (RMB)
United States dollar ($1)	7.7926	6.7569

As of December 31, 2017 (Closing Rate)
United States dollar ($1)	7.8128	6.5063

Schedule of Estimated Useful Life of Asset

Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Classification	Estimated useful life
Buildings	Over the lease term